Timber Assets Schedule of Timber and Timberlands (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Timber and timberlands, gross	$ 345,657,147	$ 340,439,322
Timber and timberlands, accumulated depletion or amortization	11,851,852	11,877,472
Timber and timberlands, net	333,805,295	328,561,850
Timber
Property, Plant and Equipment [Line Items]
Timber and timberlands, gross	161,878,914	175,512,118
Timber and timberlands, accumulated depletion or amortization	11,677,229	11,759,282
Timber and timberlands, net	150,201,685	163,752,836
Timberlands
Property, Plant and Equipment [Line Items]
Timber and timberlands, gross	183,349,545	164,550,798
Timber and timberlands, accumulated depletion or amortization	0	0
Timber and timberlands, net	183,349,545	164,550,798
Mainline roads
Property, Plant and Equipment [Line Items]
Timber and timberlands, gross	428,688	376,406
Timber and timberlands, accumulated depletion or amortization	174,623	118,190
Timber and timberlands, net	$ 254,065	$ 258,216